MANAGED ACCOUNT SERIES
High Income Portfolio
(the “Fund”)

Supplement dated June 21, 2010 to the
Statement of Additional Information, dated August 29, 2009

Effective June 21, 2010, the following change is made to the Statement of Additional Information of the Fund.

Under Part II, in the section entitled “Investment Objectives and Policies,” the list of the types of investments and investment strategies that the Fund may use is hereby amended to include Reverse Repurchase Agreements.

Shareholders should retain this Supplement for future reference.

19167HI-0610-SUP